Shareholder Report, Average Annual Return (Details) IT8X_MML Invesco Discovery Mid Cap Fund_Class II_TSR Annual {Class II}	2 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class II - without sales charge
Average Annual Return, Percent	0.60%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	15.49%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Average Annual Return, Percent	0.28%